Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets
6	Intangible assets
Intangible assets consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Computer software, systems and acquired technology	1,874	11,460	1,646
Less: Accumulated amortization	(343)	(2,650)	(381)

Total intangible assets, net	1,531	8,810	1,265

No impairment charges were recognized on intangible assets for the years ended December 31, 2017, 2018 and 2019, respectively.
The addition of intangible asset RMB8,000 is generated from the acquisition of MLINK business occurred on March 4, 2019, of which was fully attributed to acquired technology with a useful life of five years. The Company concluded that all of the fair value of MLINK business’s gross assets acquired is concentrated in a single identifiable intangible asset and therefore not a business pursuant to ASU
2017-01.
The weighted average amortization period of intangible assets were 3 years, 2.6 years and 4.2 years for the years ended December 31, 2017, 2018 and 2019, respectively.
Amortization expense of intangible assets were RMB35, RMB307 and RMB2,307 (US$331), for the years ended December 31, 2017, 2018 and 2019
,
respectively.
Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years is as follows:

	RMB	US$
For the year ending December 31, 2020	2,952	424
2021	2,207	317
2022	1,784	256
2023	1,600	230
2024	267	38
No intangible assets with an indefinite useful life as of December 31, 2018 and 2019.